Long-term Debt - Minimum Annual Principal Payments (Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt [Abstract]
2016	$ 13,740,000
2017	109,510,000
Total	$ 123,250,000	$ 134,950,000